SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended					12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Executive Stock Grant Expense	$ 111,402	$ 106,563	$ 0		$ 0
Warrants issued for services		125,000
Common stock issued for legal, advisory and consulting fees						$ 454,625
Employee stock awards		482,432				160,000
Common stock for licensing agreement					125,000	125,000
Patent acquisition, noncash element						750,000
Warrants issued for interest						46,188
Warrants issued for services						67,000
Assets acquired in foreclosure		0		$ 543,115	$ 0	543,115
Common Stock issued for prepaid legal fee						224,000
Fair Value, Inputs, Level 1 [Member]
Executive Stock Grant Expense		0
Warrants issued for services		0
Common stock issued for legal, advisory and consulting fees						0
Employee stock awards		0				0
Common stock for licensing agreement						0
Patent acquisition, noncash element						0
Warrants issued for interest						0
Warrants issued for services						0
Assets acquired in foreclosure						0
Common Stock issued for prepaid legal fee						0
Fair Value, Inputs, Level 2 [Member]
Executive Stock Grant Expense		106,563
Warrants issued for services		0
Common stock issued for legal, advisory and consulting fees						454,625
Employee stock awards		482,432				160,000
Common stock for licensing agreement						125,000
Patent acquisition, noncash element						0
Warrants issued for interest						0
Warrants issued for services						0
Assets acquired in foreclosure						0
Common Stock issued for prepaid legal fee						224,000
Fair Value, Inputs, Level 3 [Member]
Executive Stock Grant Expense		0
Warrants issued for services		125,000
Common stock issued for legal, advisory and consulting fees						0
Employee stock awards		$ 0				0
Common stock for licensing agreement						0
Patent acquisition, noncash element						750,000
Warrants issued for interest						46,188
Warrants issued for services						67,000
Assets acquired in foreclosure						543,115
Common Stock issued for prepaid legal fee						$ 0